Business acquisitions and dispositions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations1 [Abstract]
Summary of fair value of consideration paid and fair value assigned to each major class of assets and liabilities
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	181
Issuance of 22,531 BCE common shares (1)	1
Total cost to be allocated	182
Assets held for sale (2)	68
Other non-cash working capital	(5)
Property, plant and equipment	8
Finite-life intangible assets (3)	34
Indefinite-life intangible assets	1
Other non-current assets	1
Deferred tax liabilities	(7)
100
Cash and cash equivalents	4
Fair value of net assets acquired	104
Goodwill (4)	78
(1) Recorded at fair value based on the market price of BCE common shares on the acquisition date.
(2) Consists mainly of customer relationships recorded at fair value less costs to sell.
(3) Consists mainly of customer relationships.
(4) Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill arising from the transaction was allocated to our Bell Wireline group of CGUs.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	154
Total cost to be allocated	154
Trade and other receivables	5
Other non-cash working capital	(13)
Property, plant and equipment	64
Finite-life intangible assets	20
Other non-current liabilities	(5)
71
Cash and cash equivalents	3
Fair value of net assets acquired	74
Goodwill (1)	80
(1) Goodwill arises principally from expected synergies and is not deductible for tax purposes. Goodwill arising from the transaction was allocated to our Bell Wireline group of CGUs.